--------------------------------------------------------------------------------


                           UBS
                           LARGE CAP
                           GROWTH FUND

                           -----------

                           UBS
                           PRIVATE INVESTOR
                           FUNDS, INC.



                           ANNUAL REPORT
                           DECEMBER 31, 1997



--------------------------------------------------------------------------------

UBS Private Investor Funds, Inc.
Chairman's Letter
--------------------------------------------------------------------------------

Dear Shareholder,

Thank you for your investment in the UBS Large Cap Growth Fund, which is part of the UBS Private Investor Funds.

We are pleased to provide you with the Fund's annual report for the period ended December 31, 1997. This report contains a letter from the portfolio manager discussing the performance of the Fund during the period October 14, 1997 (commencement of operations) through December 31, 1997 including a market overview. In addition, it includes a complete set of audited financial statements as well as a schedule of investments.

The UBS Private Investor Funds are an integral part of the asset allocation service provided by The Private Bank* of Union Bank of Switzerland, the largest bank in Switzerland. The Funds provide investment opportunities in U.S. and international securities markets to enhance investment performance, diversify risk and preserve capital within your investment objectives.

The UBS Private Investor Funds bring you:

       The expertise of The Private Bank's professional money managers

       Global investment perspective and knowledge

       A high priority on financial stability and preservation of wealth

As you are aware, in December, 1997, Union Bank of Switzerland and Swiss Bank Corporation ('SBC') announced their intention to merge. Early in February, 1998, the shareholders of UBS and SBC overwhelmingly approved the proposed merger. Completion of the merger is still subject to regulatory approvals which are expected to be received soon.

This merger will create a top-tier global financial services group which will concentrate on clearly defined core businesses. As private banking and asset management are core businesses of the banks, shareholders of the UBS Private Investor Funds will continue to see a commitment to growing and building the mutual fund business.

We will continue to keep you informed of any new developments as they occur.

To learn more about the other UBS Private Investor Funds, please call (888) UBS-FUND. You will be provided with a copy of the prospectus which contains more complete information including charges and expenses. Please read it carefully before investing.

We appreciate your confidence in the UBS Private Investor Funds.

Sincerely,

/s/ Dr. HansPeter Lochmeier

Dr. HansPeter Lochmeier
Chairman of the Board
UBS Private Investor Funds, Inc.

------------
* 'The Private Bank', as used in this document, refers to Union Bank of Switzerland, New York Branch.

This annual report must be accompanied or preceded by the Fund's prospectus.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

FUND PERFORMANCE

During the period October 14, 1997 (commencement of operations) through December 31, 1997, the UBS Large Cap Growth Fund generated a total return of -0.55% versus 0.38% for the S&P 500 Index.

This chart provides a comparison of the Fund's performance to that of the S&P 500 Index. This chart compares total returns (which includes changes in share price and reinvestment of all income dividends and capital gains distributions) of a hypothetical $10,000 investment made on October 14, 1997 (commencement of operations) and held through December 31, 1997.


                            [PERFORMANCE GRAPH]

             DATE        UBS LARGE CAP GROWTH FUND  S&P 500 INDEX
             ----        -------------------------  -------------
            10/14/97             10,000                10,000
            10/31/97              9,570                 9,431.64
            11/30/97              9,747                 9,868.32
            12/31/97              9,944.57             10,038


A number of factors contributed to our underperformance against the benchmark. Most important was the extreme narrowing in the breadth of the market to the top 100 stocks in the S&P 500. As a result, investors fled many stocks that had good fundamentals but were not perceived as being 'safe havens' from the Asian currency crisis.

As the fourth quarter progressed, the Fund was negatively impacted by an absence of communications stocks. Holdings in cyclical areas, including technology, also hurt us. These initial setbacks were offset by our slight overweighting in consumer staples, financials and healthcare sectors. In particular, our holdings in TCI Group, Albertson's, Wells Fargo, and Bristol-Myer Squibb have produced double digit returns for the quarter.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

MARKET OVERVIEW

It would be easy to become pessimistic over the outlook for U.S. stocks in 1998, for undoubtedly the American marketplace has shown unprecedented investment returns for most of the 1990's -- and especially the last three years. Perhaps the time for change has arrived, as the Asian 'contagion' could spread to the U.S. and scare investors into selling shares in order to protect gains made in earlier years. Further, investors are becoming aware that overall corporate earnings throughout the U.S. will fall from the 12-15% year over year gains of 1995-97 to lower levels (6-8%) in 1998 as imports and exports may both be negatively affected by Asian, and other emerging country recessions.

While recession in the U.S. is not being whispered, one does begin to wonder whether the benign investment environment of recent years is changing. We are persuaded, however, that the U.S. marketplace still has many good things going for it. After all, inflation remains well contained and interest rates are now at 20 year lows for intermediate and long maturity bonds. The Asian economies have become adept at imitating Western products like autos, computers, semiconductors, textiles, etc. but the real global competitive game is one of innovation -- a game where American technology and inventive techniques excel. Mergers, acquisitions and restructurings are always changing American companies and the rest of the corporate world must keep running to catch up. This continuous change will be seen for years to come and will, hopefully, keep U.S. industries in the forefront of worldwide competition. Finally, we are also seeing major changes in the structure of the U.S. economy itself. New investment spending, as noted above, remains strong and is driven more by trade and the private sector than by less efficient government spending. All of this spending, restructuring, cost cutting, as well as reduced government spending has done wonders for profitability and the Federal deficit. The Federal budget should soon be in surplus for the first time since 1969, a wondrous event that has not been seen by most living Americans!

All of these thoughts lead us to the conclusion that although Asian concerns will probably remain at least throughout the first half of 1998, the U.S. equity markets will continue to show smaller, but acceptable gains in 1998. We expect to see increased volatility during the winter and spring period as investors inevitably react to the more turbulent Asian environment that has moved into the forefront of investor thinking. Equity prices may indeed move lower during this period and the Dow Jones average may re-visit its late October lows around 7000 if first quarter earnings weaken to the extent that we now believe possible. The so-called wealth effect that has kept U.S. consumption relatively strong throughout 1997 may also slow temporarily this spring and help to cause Gross Domestic Product (GDP) to dip low enough to bring about talk of the Federal Reserve actually lowering interest rates later this year. Therefore, while we sense that the winter-spring period may indeed be choppy for investors we do not presently anticipate lasting difficulties in the U.S. economy. We would expect to see a stronger market during the second half of the year, and a move into higher market levels by the end of 1998.

Wayne Thornbrough
Portfolio Manager
------------------------

The Fund is not insured by the FDIC and is not a deposit with, an obligation of, or guaranteed by Union Bank of Switzerland. The Fund is subject to investment risks, including possible loss of principal amount invested.

Shares of the Fund are distributed by First Fund Distributors, Inc. which is not affiliated with Union Bank of Switzerland.

UBS Private Investor Funds, Inc.
Fund Commentary
--------------------------------------------------------------------------------

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets in UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio (the 'Portfolio') which is a separate fund with an identical investment objective.

Union Bank of Switzerland is voluntarily waiving all shareholder servicing fees for the Fund and reimbursing all of the Fund's expenses. Union Bank of Switzerland is also waiving all of its advisory fees for the Portfolio and a portion of the Portfolio's expenses. If Union Bank of Switzerland had not waived fees and reimbursed expenses, total return would have been lower. Past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500 Index is an unmanaged index broadly representative of the U.S. stock market.

UBS Large Cap Growth Fund
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment in UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio, at
  value..............................................................................     $4,138,823
Receivable from sale of capital stock................................................         10,000
Receivable from funds services agent.................................................          1,705
Deferred organization expenses and other assets......................................         32,273
                                                                                          ----------
          Total Assets...............................................................      4,182,801
                                                                                          ----------
LIABILITIES:
Administrative services fees payable.................................................            388
Organization expenses payable........................................................         20,000
Other accrued expenses...............................................................         25,299
                                                                                          ----------
          Total Liabilities..........................................................         45,687
                                                                                          ----------

NET ASSETS...........................................................................     $4,137,114
                                                                                          ----------
                                                                                          ----------

SHARES OUTSTANDING ($0.001 par value, 10 million shares authorized)..................         41,697
                                                                                          ----------
                                                                                          ----------

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE.......................     $    99.22
                                                                                          ----------
                                                                                          ----------
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.......................................................     $       42
Additional paid-in capital...........................................................      4,117,496
Net unrealized appreciation of investments...........................................         33,821
Accumulated undistributed net investment income......................................            300
Accumulated net realized loss........................................................        (14,545)
                                                                                          ----------
          Net Assets.................................................................     $4,137,114
                                                                                          ----------
                                                                                          ----------

------------------------
See notes to financial statements.

UBS Large Cap Growth Fund
Statement of Operations
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income and Expenses from UBS Investor Portfolios Trust -- UBS
  Large Cap Growth Portfolio
     Dividends............................................................                  $ 10,648
     Interest.............................................................                     5,624
                                                                                            --------
          Investment income...............................................                    16,272
     Total expenses.......................................................    $ 12,215
     Less: Fee waiver and expense reimbursements..........................      (5,293)
                                                                              --------
     Net expenses.........................................................                     6,922
                                                                                            --------
Net Investment Income from UBS Investor Portfolios Trust -- UBS Large Cap
  Growth Portfolio........................................................                     9,350

EXPENSES:
Shareholder service fees..................................................       1,730
Administrative services fees..............................................         450
Reports to shareholders expense...........................................      15,425
Audit fees................................................................      11,300
Registration fees.........................................................       6,155
Legal fees................................................................       3,750
Transfer agent fees.......................................................       3,185
Fund accounting fees......................................................       1,911
Directors' fees...........................................................         857
Amortization of organization expenses.....................................         855
Miscellaneous expenses....................................................       1,250
                                                                              --------
     Total expenses.......................................................      46,868
     Less: Fee waiver and expense reimbursements..........................     (46,868)
                                                                              --------
     Net expenses.........................................................                     --
                                                                                            --------
Net investment income.....................................................                     9,350
                                                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM UBS INVESTOR
  PORTFOLIOS TRUST -- UBS LARGE CAP GROWTH PORTFOLIO
Net realized loss on securities transactions..............................                   (14,545)
Net change in unrealized appreciation of investments......................                    33,821
                                                                                            --------
Net realized and unrealized gain on investments from UBS Investor
  Portfolios Trust -- UBS Large Cap Growth Portfolio......................                    19,276
                                                                                            --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                  $ 28,626
                                                                                            --------
                                                                                            --------

------------------------
See notes to financial statements.

UBS Large Cap Growth Fund
Statement of Changes in Net Assets
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................................      $     9,350
Net realized loss on securities transactions..................................................          (14,545)
Net change in unrealized appreciation of investments..........................................           33,821
                                                                                                 -----------------
Net increase in net assets resulting from operations..........................................           28,626
                                                                                                 -----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.........................................................................           (9,050)
                                                                                                 -----------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares..............................................................        4,108,844
Net asset value of shares issued to shareholders in reinvestment of dividends.................            9,050
Cost of shares redeemed.......................................................................             (356)
                                                                                                 -----------------
Net increase in net assets from transactions in shares of common stock........................        4,117,538
                                                                                                 -----------------

NET INCREASE IN NET ASSETS....................................................................        4,137,114
NET ASSETS:
Beginning of period...........................................................................         --
                                                                                                 -----------------
End of period (including undistributed net investment income of $300).........................      $ 4,137,114
                                                                                                 -----------------
                                                                                                 -----------------

------------------------
See notes to financial statements.

UBS Large Cap Growth Fund
Financial Highlights
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING FOR THE PERIOD

Net asset value, beginning of period..........................................................        $100.00
                                                                                                 -----------------
Income from investment operations:
     Net investment income....................................................................           0.23
     Net realized and unrealized loss on investments..........................................          (0.79)
                                                                                                 -----------------
     Total loss from investment operations....................................................          (0.56)
                                                                                                 -----------------

Less: Dividends from net investment income....................................................          (0.22)
                                                                                                 -----------------
Net asset value, end of period................................................................        $ 99.22
                                                                                                 -----------------
                                                                                                 -----------------
Total return..................................................................................          (0.55%)(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................................................        $ 4,137
     Ratio of expenses to average net assets(2)...............................................           1.00%(3)
     Ratio of net investment income to average net assets(2)..................................           1.35%(3)

------------------------
(1) Not annualized.
(2) Includes the Fund's share of UBS Investor Portfolios Trust -- UBS Large Cap Growth Portfolio expenses and net of fee waivers and expense reimbursements. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 7.54% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 29, 1997. Prior to this date, investment advisory services were being provided without compensation.
(3) Annualized.

See notes to financial statements.

UBS Large Cap Growth Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Large Cap Growth Fund (the 'Fund') is a diversified, no-load mutual fund registered under the Investment Company Act of 1940. The Fund is one of several series of UBS Private Investor Funds, Inc. (the 'Company'), an open-end management investment company organized as a corporation under Maryland law. At December 31, 1997, the Company included six other funds, UBS Bond Fund, UBS Value Equity Fund, UBS Institutional International Equity Fund, UBS High Yield Bond Fund, UBS Small Cap Fund and UBS International Equity Fund. These financial statements relate only to the Fund.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the UBS Large Cap Growth Portfolio of UBS Investor Portfolios Trust (the 'Portfolio'), an open-end management investment company that has the same investment objective as that of the Fund. At December 31, 1997, certain shares of the Fund were held by UBS or its affiliates on behalf of its clients. Two shareholders, individually owning greater than 10% of the shares of the Fund, collectively held 52.0% at December 31, 1997.

Investors Bank & Trust Company ('IBT') serves as the Fund's administrator and First Fund Distributors, Inc. ('FFDI') serves as the Fund's distributor. Union Bank of Switzerland, New York Branch ('UBS') serves as the funds services agent to the Fund.

The financial statements of the Portfolio, including its Schedule of Investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Significant accounting policies followed by the Fund are as follows:

A. INVESTMENT VALUATION -- The value of the Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (21.6% at December 31, 1997). Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME, EXPENSES AND REALIZED AND UNREALIZED GAINS AND
LOSSES -- The Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors of the Portfolio based upon the amount of their investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the requirement to distribute substantially all of its taxable income, including any net realized capital gains on investment transactions, to its shareholders. Accordingly, no provision for federal income or excise taxes is necessary.

D. DIVIDENDS AND DISTRIBUTIONS -- The Fund declares dividends from net investment income to shareholders of record on the day of declaration. Such dividends are declared and paid annually. Net realized gains, if any, will be distributed at least annually. However, to the extent that net realized gains of the Fund can be reduced by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

UBS Large Cap Growth Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based upon their federal tax-basis treatment; temporary differences do not require reclassification. For the period ended December 31, 1997, there were no permanent 'book/tax' differences.

E. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Fund in connection with its organization in the amount of approximately $20,000 have been deferred and are being amortized on a straight line basis over five years from the Fund's commencement of operations (October 14, 1997).

F. OTHER -- The Fund bears all costs of its operations other than expenses specifically assumed by IBT, FFDI and UBS. Expenses incurred by the Company on behalf of any two or more funds are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to the Fund are charged directly to the Fund.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
A. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Company, IBT provides overall administrative services and general office facilities. As compensation for such services, the Company has agreed to pay IBT a fee, accrued daily and payable monthly, at an annual rate of 0.065% of the Fund's first $100 million average daily net assets and 0.025% of the next $100 million average daily net assets. IBT does not receive a fee on average daily net assets in excess of $200 million. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the administrative services fee amounted to $450.

B. DISTRIBUTION AGREEMENT -- Under the terms of a Distribution Agreement, FFDI serves as the distributor of Fund shares. FFDI does not receive any fees from the Fund for services provided pursuant to this agreement.

C. SHAREHOLDER SERVICING AGREEMENT -- The Fund has entered into a Shareholder Servicing Agreement with UBS pursuant to which UBS provides certain services to shareholders of the Fund. The Fund has agreed to pay UBS a fee for these services, accrued daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. For the period October 14, 1997 (commencement of operations) through December 31, 1997, the shareholder service fee amounted to $1,730, all of which was waived.

D. FUNDS SERVICES AGREEMENT -- Under the terms of a Funds Services Agreement with the Company, UBS has agreed to provide certain administrative services to the Fund. UBS is not entitled to any additional compensation pursuant to this agreement.

E. EXPENSE REIMBURSEMENTS -- UBS has voluntarily agreed to limit the total operating expenses of the Fund, including its share of the Portfolio's expenses and excluding extraordinary expenses, to an annual rate of 1.00% of the Fund's average daily net assets. For the period October 14, 1997 (commencement of operations) through December 31, 1997, UBS reimbursed the Fund for expenses totaling $45,138 in connection with this voluntary limitation. UBS may modify or discontinue this voluntary expense limitation at any time with 30 days' advance notice to the Fund.

UBS Large Cap Growth Fund
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
At December 31, 1997 there were 500 million shares of the Company's common stock authorized, of which 10 million shares were classified as common stock of the Fund. Transactions in shares of the Fund during the period October 14, 1997 (commencement of operations) through December 31, 1997 were as follows:

Shares subscribed..............................................              41,609
Shares issued in reinvestment of dividends.....................                  92
Shares redeemed................................................                  (4)
                                                                            -------
Net increase in shares outstanding.............................              41,697
                                                                            -------
                                                                            -------

UBS Large Cap Growth Fund
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors
and Shareholders of
UBS Private Investor Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Large Cap Growth Fund (the 'Fund') (one of the funds constituting UBS Private Investor Funds, Inc.) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period October 14, 1997 (commencement of operations) through December 31, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of Americas
New York, New York
February 17, 1998

UBS Large Cap Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
------   ------------------------------------------------------------------------------------------   -----------
         COMMON STOCK -- 92.9%
         AIRLINES -- 1.5%
 6,010   Continental Airlines, Inc., Class B.......................................................   $   289,231
                                                                                                      -----------
         AUTOMOTIVE -- 1.9%
 6,000   General Motors Corporation................................................................       363,750
                                                                                                      -----------
         BANKING & FINANCIAL INSTITUTIONS -- 7.6%
 6,390   American Express Company..................................................................       570,308
 5,220   BankAmerica Corp..........................................................................       381,060
 2,360   Chase Manhattan Corporation...............................................................       258,420
   700   Wells Fargo & Company.....................................................................       237,606
                                                                                                      -----------
                                                                                                        1,447,394
                                                                                                      -----------
         CHEMICALS -- 1.9%
 6,120   Du Pont (E.I.) de Nemours.................................................................       367,583
                                                                                                      -----------
         CONSUMER FOODS -- 3.9%
 6,920   Kellogg Company...........................................................................       343,405
11,210   PepsiCo, Inc..............................................................................       408,464
                                                                                                      -----------
                                                                                                          751,869
                                                                                                      -----------
         COSMETICS & TOILETRIES -- 1.8%
 7,150   Kimberly-Clark Corporation................................................................       352,584
                                                                                                      -----------
         DIVERSIFIED -- 2.4%
 6,390   General Electric Company..................................................................       468,866
                                                                                                      -----------
         DRUGS & PHARMACEUTICALS -- 9.4%
 6,680   Abbott Laboratories.......................................................................       437,958
 4,680   Bristol-Myers Squibb Co...................................................................       442,845
 7,460   Johnson & Johnson.........................................................................       491,428
 4,140   Merck & Co., Inc..........................................................................       439,875
                                                                                                      -----------
                                                                                                        1,812,106
                                                                                                      -----------
         ELECTRONICS -- 2.4%
 7,580   Emerson Electric Company..................................................................       427,796
   383   Raytheon Company, Class A.................................................................        18,868
                                                                                                      -----------
                                                                                                          446,664
                                                                                                      -----------
         ENTERTAINMENT -- 3.6%
 6,620   Tele-Communications TCI Ventures Group, Class A *.........................................       187,429
 8,040   Time Warner Inc...........................................................................       498,480
                                                                                                      -----------
                                                                                                          685,909
                                                                                                      -----------
         ENVIRONMENTAL CONTROL -- 2.1%
14,670   Waste Management Inc......................................................................       403,425
                                                                                                      -----------
         FOOD -- RETAIL -- 2.3%
 9,220   Albertson's, Inc..........................................................................       436,798
                                                                                                      -----------

------------------------
See notes to financial statements.
                                       13

UBS Large Cap Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
------   ------------------------------------------------------------------------------------------   -----------
         HEALTH CARE PROVIDERS -- 1.1%
 6,780   Columbia/HCA Healthcare Corporation.......................................................   $   200,858
                                                                                                      -----------
         INSURANCE -- 6.8%
 6,120   AFLAC Incorporated........................................................................       312,885
 3,730   Allstate Corporation......................................................................       338,964
 3,560   Chubb Corporation.........................................................................       269,225
 7,085   Travelers Group, Inc......................................................................       381,704
                                                                                                      -----------
                                                                                                        1,302,778
                                                                                                      -----------
         LUMBER, PAPER & BUILDING SUPPLIES -- 3.0%
 2,690   Georgia-Pacific Timber Group *............................................................        61,029
 2,790   Georgia-Pacific Corporation...............................................................       169,493
 7,860   International Paper Company...............................................................       338,963
                                                                                                      -----------
                                                                                                          569,485
                                                                                                      -----------
         MANUFACTURING -- 0.8%
 4,000   Corning Inc...............................................................................       148,500
                                                                                                      -----------
         MEDIA/CABLE -- 3.3%
14,500   CBS Corporation...........................................................................       426,844
 7,820   Tele-Communications TCI Group, Class A....................................................       218,471
                                                                                                      -----------
                                                                                                          645,315
                                                                                                      -----------
         MEDICAL SUPPLIES -- 2.4%
 8,710   Medtronic, Inc............................................................................       455,642
                                                                                                      -----------
         METALS & MINING -- 1.5%
 4,100   Aluminum Company of America...............................................................       288,538
                                                                                                      -----------
         OIL SERVICES -- 5.0%
 5,260   Baker Hughes Incorporated.................................................................       229,468
 4,650   Dresser Industries, Inc...................................................................       195,009
 4,000   Halliburton Company.......................................................................       207,750
 4,080   Schlumberger Ltd..........................................................................       328,440
                                                                                                      -----------
                                                                                                          960,667
                                                                                                      -----------
         PETROLEUM PRODUCTION & SALES -- 5.8%
 7,130   Burlington Resources Inc..................................................................       319,513
 8,220   Exxon Corporation.........................................................................       502,961
 7,420   Unocal Corporation........................................................................       287,989
                                                                                                      -----------
                                                                                                        1,110,463
                                                                                                      -----------
         REAL ESTATE -- 1.7%
 9,720   Simon DeBartolo Group, Inc. REIT(a).......................................................       317,723
                                                                                                      -----------
         RETAIL -- 4.8%
 8,980   Dayton Hudson Corporation.................................................................       606,150
 6,370   McDonald's Corporation....................................................................       304,168
                                                                                                      -----------
                                                                                                          910,318
                                                                                                      -----------

------------------------
See notes to financial statements.
                                       14

UBS Large Cap Growth Portfolio
Schedule of Investments
December 31, 1997
--------------------------------------------------------------------------------

                                                                                                        MARKET
SHARES                                      SECURITY DESCRIPTION                                         VALUE
------   ------------------------------------------------------------------------------------------   -----------
         TECHNOLOGY -- 10.1%
 8,120   Advanced Micro Devices, Inc. *............................................................   $   145,653
 6,230   Electronic Data Systems Corporation.......................................................       273,731
 6,920   Hewlett-Packard Company...................................................................       432,500
 6,970   International Business Machines Corporation...............................................       728,796
 5,180   Micron Technology, Inc....................................................................       134,680
 4,780   Texas Instruments Incorporated............................................................       215,100
                                                                                                      -----------
                                                                                                        1,930,460
                                                                                                      -----------
         TELECOMMUNICATIONS -- 2.6%
 3,500   Lucent Technologies, Inc..................................................................       279,563
 4,230   QUALCOMM, Inc. *..........................................................................       213,615
                                                                                                      -----------
                                                                                                          493,178
                                                                                                      -----------
         TOBACCO -- 2.2%
 9,200   Philip Morris Companies, Inc..............................................................       416,875
                                                                                                      -----------
         TRANSPORTATION -- 1.0%
 2,110   Burlington Northern Santa Fe..............................................................       196,098
                                                                                                      -----------
         TOTAL COMMON STOCK (COST $17,470,426).....................................................    17,773,077
                                                                                                      -----------
         TOTAL INVESTMENTS AT MARKET VALUE -- 92.9%
             (COST $17,470,426)....................................................................    17,773,077
         OTHER ASSETS IN EXCESS OF LIABILITIES -- 7.1%.............................................     1,361,051
                                                                                                      -----------
         NET ASSETS -- 100.0%......................................................................   $19,134,128
                                                                                                      -----------
                                                                                                      -----------

------------------------
(a) REIT -- Real Estate Investment Trust.

 * Non-income producing security.

Note: Based upon the cost of investments of $17,470,426 for Federal Income Tax purposes at December 31, 1997, the aggregate gross unrealized appreciation and depreciation was $803,351 and $500,700, respectively, resulting in net unrealized appreciation of $302,651.

See notes to financial statements.
                                       15

UBS Large Cap Growth Portfolio
Statement of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment, at value (cost $17,470,426).............................................     $17,773,077
Cash................................................................................       1,355,342
Dividends and interest receivable...................................................          28,932
Receivable from Investment Advisor..................................................          11,793
Deferred organization expenses and other assets.....................................           4,588
                                                                                         -----------
          Total Assets..............................................................      19,173,732
                                                                                         -----------
LIABILITIES:
Administrative services fees payable................................................           1,915
Other accrued expenses..............................................................          37,689
                                                                                         -----------
          Total Liabilities.........................................................          39,604
                                                                                         -----------
NET ASSETS..........................................................................     $19,134,128
                                                                                         -----------
                                                                                         -----------

------------------------
See notes to financial statements.

UBS Large Cap Growth Portfolio
Statement of Operations
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends.................................................................    $ 49,436
Interest..................................................................      22,239
                                                                              --------
     Investment income....................................................                  $ 71,675
EXPENSES
Investment advisory fees..................................................         923
Administrative services fees..............................................       2,096
Audit fees................................................................      24,500
Fund accounting fees......................................................       7,433
Custodian fees and expenses...............................................       6,000
Legal fees................................................................       3,750
Trustees' fees............................................................       1,000
Insurance expense.........................................................         375
Amortization of organization expenses.....................................         214
Miscellaneous expenses....................................................       1,000
                                                                              --------
     Total expenses.......................................................      47,291
     Less: Fee waiver and expense reimbursements..........................     (12,716)
                                                                              --------
     Net expenses.........................................................                    34,575
                                                                                            --------
Net investment income.....................................................                    37,100
                                                                                            --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities transactions..............................                   (59,628)
Net change in unrealized appreciation of investments......................                   302,651
                                                                                            --------
Net realized and unrealized gain on investments...........................                   243,023
                                                                                            --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                  $280,123
                                                                                            --------
                                                                                            --------

------------------------
See notes to financial statements.

UBS Large Cap Growth Portfolio
Statement of Changes in Net Assets
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income.........................................................................      $    37,100
Net realized loss on securities transactions..................................................          (59,628)
Net change in unrealized appreciation of investments..........................................          302,651
                                                                                                 -----------------
Net increase in net assets resulting from operations..........................................          280,123
                                                                                                 -----------------
CAPITAL TRANSACTIONS:
Proceeds from contributions...................................................................       18,949,248
Value of withdrawals..........................................................................          (95,243)
                                                                                                 -----------------
Net increase in net assets from capital transactions..........................................       18,854,005
                                                                                                 -----------------
NET INCREASE IN NET ASSETS....................................................................       19,134,128
NET ASSETS:
Beginning of period...........................................................................         --
                                                                                                 -----------------
End of period.................................................................................      $19,134,128
                                                                                                 -----------------
                                                                                                 -----------------

------------------------
See notes to financial statements.

UBS Large Cap Growth Portfolio
Financial Highlights
For the Period October 14, 1997 (Commencement of Operations) through December 31, 1997
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted).................................................        $19,134
     Average commission rate per share........................................................          $0.05
     Ratio of expenses to average net assets(1)...............................................           1.14%(2)
     Ratio of net investment income to average net assets(1)..................................           1.22%(2)
     Portfolio turnover.......................................................................             6%

------------------------
(1) Net of fee waivers. Such fee waivers had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.42% (annualized). The annualization of these ratios is affected by the fact that the Investment Advisory Agreement and Investment Sub-Advisory Agreement was not ratified until December 29, 1997. Prior to this date, investment advisory services were being provided without compensation.
(2) Annualized.

See notes to financial statements.

UBS Large Cap Growth Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------

1. GENERAL
UBS Large Cap Growth Portfolio (the 'Portfolio'), a separate series of UBS Investor Portfolios Trust (the 'Trust'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Trust is organized as a trust under the laws of the State of New York. At December 31, 1997, all of the beneficial interests in the Portfolio were held by UBS Large Cap Growth Fund and UBS Large Cap Growth Fund, Ltd.

The investment adviser of the Portfolio is Union Bank of Switzerland, New York Branch ('UBS'); UBS Asset Management (New York) Inc. ('UBSAM') is the sub-adviser of the portfolio. Investors Fund Services (Ireland) Limited ('IBT Ireland') acts as the Portfolio's administrator.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. INVESTMENT VALUATION -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or in the absence of recorded sales, at the average of readily available closing bid and asked prices, or at the quoted bid price. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees (the 'Trustees').

B. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on trade date. Realized gains and losses on securities transactions are determined on the identified cost basis. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is accrued daily.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code (the 'Code'). As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Code applicable to regulated investment companies.

D. DEFERRED ORGANIZATION EXPENSES -- Expenses incurred by the Portfolio in connection with its organization in the amount of approximately $5,000 have been deferred and are being amortized on a straight line basis over five years from the Portfolio's commencement of operations (October 14, 1997).

E. OTHER -- The Portfolio bears all costs of its operations other than expenses specifically assumed by UBS, UBSAM and IBT Ireland. Expenses incurred by the Trust on behalf of any two or more portfolios are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to the Portfolio are charged directly to the Portfolio.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY AGREEMENT -- Effective December 29, 1997, the Portfolio has retained the services of UBS as investment adviser and UBSAM as investment sub-adviser. UBS and UBSAM were

UBS Large Cap Growth Portfolio
Notes to Financial Statements
December 31, 1997
--------------------------------------------------------------------------------
not entitled to receive any investment advisory fee prior to the approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement by the shareholders of the Fund. UBSAM makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments and operations subject to the supervision of UBS and the Trustees. As compensation for overall investment management services, the Trust has agreed to pay UBS an investment advisory fee, accrued daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets. UBS, in turn, has agreed to pay UBSAM a fee, accrued daily and payable monthly, at an annual rate of 0.30% of the Portfolio's first $25 million average daily net assets, 0.25% of the Portfolio's next $25 million average daily net assets and 0.20% of the Portfolio's average daily net assets in excess of $50 million. For the period from December 29, 1997 through December 31, 1997, the investment advisory fee amounted to $923, all of which was waived.

B. ADMINISTRATION AGREEMENT -- Under the terms of an Administration Agreement with the Trust, IBT Ireland provides overall administrative services and general office facilities to the Portfolio and the Trust. As compensation for such services, the Portfolio has agreed to pay IBT Ireland an administrative services fee, accrued daily and payable monthly, at an annual rate of 0.07% of the Portfolio's first $100 million average daily net assets and 0.05% of the Portfolio's average daily net assets in excess of $100 million. For the period ended December 31, 1997, the administrative services fee amounted to $2,096.

4. PURCHASES AND SALES OF INVESTMENTS

For the period October 14, 1997 (commencement of operations) through December 31, 1997, purchases and sales of investment securities, excluding short-term investments, aggregated $18,325,865 and $795,811, respectively.

UBS Large Cap Growth Portfolio
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Trustees
and Investors of
UBS Investor Portfolios Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the UBS Large Cap Growth Portfolio (the 'Portfolio') (one of the portfolios constituting UBS Investor Portfolios Trust) at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period October 14, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 17,1998

Special Meeting of Shareholders (unaudited)
--------------------------------------------------------------------------------

A special meeting of the shareholders of UBS Private Investor Funds, Inc. with respect to UBS Small Cap Fund, UBS Large Cap Growth Fund and UBS High Yield Bond Fund was held Monday, December 22, 1997. The Meeting was adjourned with respect to Proposal 3 and 4 with respect to the UBS Large Cap Growth Fund and was reconvened on December 29, 1997. The results of votes taken among shareholders of UBS Large Cap Growth Fund on Proposals 3 and 4 are listed below.

PROPOSAL 3
To approve a proposal to adopt an Investment Advisory Agreement between the Trust and UBS, with respect to the assets of UBS Large Cap Growth Portfolio.

                                                      # OF SHARES VOTED    % OF SHARES
                                                      -----------------    -----------
Affirmative........................................      22,537.275           80.99%
Against............................................           0                0.00%
Abstain............................................           0                0.00%

PROPOSAL 4
To adopt an Investment Sub-Advisory Agreement between UBS and UBSAM, with respect to the assets of UBS Large Cap Growth Portfolio.

                                                      # OF SHARES VOTED    % OF SHARES
                                                      -----------------    -----------
Affirmative........................................      22,537.275           80.99%
Against............................................           0                0.00%
Abstain............................................           0                0.00%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           UBS LARGE CAP GROWTH FUND
                             200 CLARENDON STREET
                         BOSTON, MASSACHUSETTS 02116



INVESTMENT ADVISER                         Union Bank of Switzerland,
                                           New York Branch
                                           1345 Avenue of the Americas
                                           New York, NY 10105


ADMINSTRATOR                               Investors Bank & Trust Company
                                           200 Clarendon Street
                                           Boston, Massachusetts 02116


DISTRIBUTOR                                First Fund Distributors, Inc.
                                           4455 East Camelback Road
                                           Phoenix, AZ 85018


CUSTODIAN AND TRANSFER AGENT               Investors Bank & Trust Company
                                           200 Clarendon Street
                                           Boston, Massachusetts 02116